Acquisitions and Equity Method Investments (Tables) - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2023
Acquisitions and Equity Method Investments (Tables) [Line Items]
Schedule of Acquired Subsidiary	On February 21, 2023, the Company completed the acquisition via a stock purchase agreement (“SPA”) signed on April 28, 2022, and applicable amendments by and between the Company and Unique Logistics Holdings Limited, a Hong Kong corporation (the “ULHK”), whereby the Company acquired all ULHK’s share capital in eight (8) of ULHK’s (“ULHK Entities Acquisition”) operating subsidiaries as follows:
Name of acquired operating subsidiary	Purchased Percentage	Designation
Unique Logistics International (H.K.) Limited	100%	Consolidated subsidiary
Unique Logistics International (Vietnam) Co., Ltd.	65%	Consolidated subsidiary
ULI (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (India) Private Ltd.	65%	Consolidated subsidiary
ULI (North & East China) Company Limited	50%	Equity-method investment
Unique Logistics International Co., Ltd	50%	Equity-method investment
TGF Unique Limited	49.99%	Equity-method investment

Schedule of Business Combination Contingent Consideration	The total fair value of the consideration recorded as of the acquisition date was $28.8 million ($16.5 million net of $12.3 million cash acquired as part of operating capital).
	Maturity Date	Description		Fair Value	Interest rate
Cash at closing				$3,500,000

Promissory Notes	3/7/2023	Note 1 to ULHK		4,500,000	15.0%
	4/7/2023	Note 2 to ULHK		5,000,000	15.0%
	6/30/2023	Note 3 to ULHK		5,000,000	15.0%
	2/21/2025	Note 4 to ULHK		1,000,000	—
	2/21/2025	Note 5 to FTS		500,000	—
	7/31/2024	Note 6 to ULHK	(Taiwan)	2,000,000	—
	7/31/2024	Note 7 to ULHK	(Vietnam)	1,000,000	—
				19,000,000

Contingent considerations	10/31/2023	Note 8 to ULHK		2,500,000	15.0%
	2/21/2024	Note 9 to ULHK		2,000,000	—
	2/21/2024	Earnout payment		1,750,000
				6,250,000
Purchase Price				$28,750,000

Schedule of Fair Value of Assets Acquired and Liabilities Assumed	The following summarizes estimates of fair values of the assets acquired and liabilities assumed as of May 31, 2023:
	Initial Purchase Price Allocation	Measurement Period Adjustment	Updated Purchase Price Allocation
Assets Acquired:
Cash	$12,328,319	$—	$12,328,319
Current Assets	23,904,207	—	23,904,207
Equity in net assets of affiliated companies	5,368,959	—	5,368,959
Identifiable intangible assets	6,515,000	—	6,515,000
Other noncurrent assets	2,367,272	—	2,367,272
	50,483,757	—	50,483,757
Liabilities Assumed:
Current liabilities	(27,326,110)	(6,574,412)	(33,900,522)
Noncurrent liabilities	(327,861)	—	(327,861)
	(27,653,971)	(6,574,412)	(34,228,383)
Less noncontrolling interest	(3,558,263)	—	(3,558,263)
Goodwill	9,478,477	6,574,412	16,052,889
Purchase Price	$28,750,000	$—	$28,750,000

Schedule of Identifiable Intangible Assets and Amortization Period	Identifiable intangible assets and their amortization periods are estimated as follows:
	Cost Basis	Useful Life
Customer relationships	$6,292,000	7 years
Non-compete agreements	223,000	1 year
	$6,515,000

Schedule of Financial Information at Fair Value for Equity Method Investment	The following summarizes financial information at fair value for the equity-method investments at the acquisition date:
Fair Value
Current assets	$17,493,164
Noncurrent assets	152,658
Total assets	17,645,822
Current liabilities	6,907,904
Noncurrent liabilities	—
Total liabilities	6,907,904
Net assets of the equity investee	10,737,918
Equity attributable to non-controlling interest	(5,368,959)
Total equity method investment attributable to registrant	5,368,959

Schedule of Pro Forma Information	The pro forma financial information is not necessarily indicative of the results of operations that would have been achieved if the acquisitions had been effective as of these dates, or of future results.
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Revenue, net	$416,289,385	$1,271,514,041
Net Income attributable to registrant	11,742,885	26,095,482
Weighted average shares of common stock outstanding, basic	785,412,500	605,817,180
Weighted average shares of common stock outstanding, diluted	9,664,238,154	9,593,656,369
Net income per share, basic	$0.02	$0.04
Net income per share, diluted	$0.00	$0.00